Business Acquisition (Tables)	3 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Schedule of Business Acquisition Assets and Libilities

The following allocation of the purchase price is as follows:

Consideration given:
86,667 shares of common stock valued at $4.35 per share	$377,000
Assets and liabilities acquired:
Cash	7,062
Inventory	103,488
Property and equipment	46,250
Intangible assets - customer list	376,431
Accounts payable	(5,180)
Customer deposits	(151,051)
$377,000